Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of December 31,
	2022	2021
	Restated
Vehicles held for use	$515,068	$-
Production facilities	376,929	-
Electronic equipment	177,684	71,968
Battery and charging swap infrastructure	68,416	-
Furniture	45,524	-
Construction in process*	553,730	-
Less: accumulated depreciation**	(79,885)	(38,492)
Property and equipment, net	$1,657,466	$33,476

*	The production facility for transportation was constructed in progress, and was completed in January 2023.

**	Construction in process is not included in accumulated depreciation because it is not depreciated before completion.